Summary of Stock Option Activity (Details) (Parenthetical) - The Arena Group Holdings Inc [Member] - shares			12 Months Ended
	Nov. 22, 2022	Mar. 18, 2022	Dec. 31, 2022	Jun. 02, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized to issue	232,816	4,343,017
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized to issue			1,800,000	1,800,000
Number of shares authorized to issue			964,455
2022 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares common stock options, outstanding			330,763